14. Stock-Based Compensation (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
2011 Plan [Member]
Increase in shares authorized for issuance		643,383	629,504
2016 Plan [Member]
Increase in shares authorized for issuance		343,137
Shares initially authorized for issuance		400,000
Restricted Stock Units (RSUs) [Member]
Unrecognized compensation costs		$ 150,000
Weighted average amortization period		1 year 4 months 28 days
Stock Options [Member]
Options expired	(1,411,000)	8,000
Aggregate intrinsic value per share	$ 2.48	$ 3.68
Unrecognized compensation costs	$ 1,911,000	$ 2,253,000
Weighted average amortization period	1 year 9 months 18 days	1 year 11 months 26 days
Long Term Performance Based Awards [Member] | August 21, 2015 [Member]
Options granted			23,750
Options vested				0
Short Term Performance Based Awards [Member] | August 21, 2015 [Member]
Options vested				50,400
Short Term Performance Based Awards [Member] | August 21, 2015 [Member] | Discretionary vesting [Member]
Options vested				14,772
Options expired				228
Performance Based Awards [Member] | August 21, 2015 [Member]
Options granted				75,500
Options expired				10,000